Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Other current assets related to contracts	$ 334,517,000	$ 334,517,000	$ 168,691,000
Other current liabilities related to these contracts	440,627,000	440,627,000	166,470,000
Research and development		93,557,000	78,158,000	67,156,000
Goodwill planning period		5 years
Perpetual growth rate		3.00%
Pre-tax non-cash Impairment charge on goodwill	200,500,000
Goodwill and intangible assets	7,037,800,000	7,037,800,000
Investments in and loans to equity method investees	10,300,000	10,300,000	6,000,000
Aggregate balance of investments under cost method	6,900,000	6,900,000	6,900,000
Reserves for policy claims	42,900,000	42,900,000	44,300,000
Liability due to product recall				3,200,000
Liability due to product recall, net of tax				2,000,000
Lincoln Industrial
Significant Accounting Policies [Line Items]
Escrow balances from our sale of Lincoln Industrial				500,000
Tax reserves reversed due to the expiration of various statues of limitations				1,000,000
Minimum
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%	20.00%
Discounted cash flows discount rate	12.00%	12.00%
Maximum
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Discounted cash flows discount rate	13.00%	13.00%
Percentage of recognized income tax positions that could be realized at the largest amount	50.00%	50.00%
Other Current Liabilities
Significant Accounting Policies [Line Items]
Reserves for policy claims	13,300,000	13,300,000	13,300,000
Other Noncurrent Liabilities
Significant Accounting Policies [Line Items]
Reserves for policy claims	29,600,000	29,600,000	31,000,000
Credit Concentration Risk
Significant Accounting Policies [Line Items]
Number of customers	0	0	0
Credit Concentration Risk | Maximum
Significant Accounting Policies [Line Items]
Customer receivable balances to total trade receivables		10.00%	10.00%
Contract based
Significant Accounting Policies [Line Items]
Other current assets related to contracts	124,400,000	124,400,000	54,700,000
Other current liabilities related to these contracts	61,100,000	61,100,000	17,700,000
Water & Fluid Solutions
Significant Accounting Policies [Line Items]
Pre-tax non-cash Impairment charge on goodwill			200,500,000
Impairment charges, related to trade names		49,100,000	0	0
Water & Fluid Solutions | Trade names intangibles
Significant Accounting Policies [Line Items]
Impairment charges, related to trade names		$ 60,700,000
Goodwill and identifiable intangible assets
Significant Accounting Policies [Line Items]
Percentage of total assets	59.00%	59.00%